Significant Components of Long-term Liability for Employee Benefits (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 BELGIUM	Dec. 31, 2012 BELGIUM Defined benefit pension plans [Member]	Dec. 31, 2012 BELGIUM Compensation career termination - early retirement [Member]	Dec. 31, 2012 BELGIUM Other long-term employee benefits [Member]	Dec. 31, 2012 BELGIUM Long-term employee compensation in other entities [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] BELGIUM	Dec. 31, 2011 Predecessor [Member] BELGIUM Defined benefit pension plans [Member]	Dec. 31, 2011 Predecessor [Member] BELGIUM Compensation career termination - early retirement [Member]	Dec. 31, 2011 Predecessor [Member] BELGIUM Other long-term employee benefits [Member]
Schedule Of Other Non Current Liabilities [Line Items]
Total long-term liability for employee benefits	$ 17	$ 16	$ 16	$ 9	$ 2	$ 1	$ 4	$ 13	$ 13	$ 7	$ 5	$ 1